Provisions (Current and Non-Current) (Tables)	12 Months Ended
Jun. 30, 2020
Provisions [abstract]
Schedule of Current and Non-current Provisions
	Consolidated
	2020 $	2019 $
Current provisions
Annual leave	152,239	152,352
Long service leave	189,104	243,740
Make good *	91,590	91,590
Total current provisions	432,933	487,682
Non-current provisions
Long service leave	1,927	809
Make good *	—	—
Total non-current provisions	1,927	809
Total provisions	434,860	488,491

* Make good provision

Schedule of Reconciliation of Provision
	Consolidated
	2020 $	2019 $
Reconciliation of annual leave provision
Balance at the beginning of the financial year	152,352	145,499
Add: obligation accrued during the year	38,270	91,106
Less: utilized during the year	(38,383)	(84,253)
Balance at the end of the financial year	152,239	152,352
Reconciliation of long service leave provision
Balance at the beginning of the financial year	244,549	271,933
Add: obligation accrued during the year	3,454	10,226
Less: utilized during the year	(56,972)	(37,610)
Balance at the end of the financial year	191,031	244,549